Annual Total Returns[BarChart] - Invesco SP 500 BuyWrite ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.83%	4.37%	12.39%	4.83%	4.45%	6.21%	12.15%	(5.26%)	15.15%	(3.41%)